SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sanovas Ophthalmology LLC [Member]
Number of issuance of shares due to retirement	390,358	358,126	358,126	266,056